Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

NOTE 17.    Supplemental Cash Flow Information

The following table provides supplemental cash flow information (in thousands):

	Three Months Ended March 31,
	2026	2025
Supplemental cash flow information:
Interest paid	$777	$1,131
Income taxes paid (refunded), net	426	279
Supplemental schedule of non-cash investing and financing activities:
Accrued construction costs	4,351	10,147
Net noncash impact from the consolidation of properties previously held in an unconsolidated joint venture	312,826	—

The following table summarizes cash, cash equivalents, and restricted cash (in thousands):

	Three Months Ended March 31,
	2026	2025
Beginning of period:
Cash and cash equivalents	$19,652	$18,777
Restricted cash	64,609	60,289
Cash, cash equivalents, and restricted cash	$84,261	$79,066
End of period:
Cash and cash equivalents	$948,822	$21,197
Restricted cash	88,971	63,434
Cash, cash equivalents, and restricted cash	$1,037,793	$84,631

Cash and Cash Equivalents

The Company maintains its cash and cash equivalents at financial institutions insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 per institution. As of March 31, 2026 and December 31, 2025, the account balances at certain institutions exceeded the FDIC insurance coverage.

NOTE 15.    Supplemental Cash Flow Information

The following table provides supplemental cash flow information (in thousands):

	Year Ended December 31,
	2025	2024
Supplemental cash flow information:
Interest paid	$4,543	$3,220
Income taxes paid (refunded), net	1,172	3,054
Supplemental schedule of non-cash investing and financing activities:
Accrued construction costs	6,039	5,961

The following table summarizes cash, cash equivalents, and restricted cash (in thousands):

	December 31,
	2025	2024
Beginning of period:
Cash and cash equivalents	$18,777	$26,504
Restricted cash	60,289	50,442
Cash, cash equivalents, and restricted cash	$79,066	$76,946
End of period:
Cash and cash equivalents	$19,652	$18,777
Restricted cash	64,609	60,289
Cash, cash equivalents, and restricted cash	$84,261	$79,066